Loan from Third Parties (Tables)	12 Months Ended
Dec. 31, 2025
Loan from Third Parties [Abstract]
Schedule of Loan from Third Parties

Loan from third parties consist of the following:

	December 31, 2025	December 31, 2024

Loan from a third party with 6% interest per annum	$-	$578,573
Loan from a third party with 8% interest per annum	1,185,982	-
Subtotal	$1,185,982	$578,573